Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement Of Comprehensive Income [Abstract]
Operating income other than revenue	$ 2,612	$ 4	$ 4,849	$ 10
OPERATING EXPENSES
Research and development expenses	(7,111)	(14,485)	(12,719)	(30,001)
General and administrative expenses	(7,511)	(3,888)	(14,744)	(8,079)
Impairment of intangible asset	(19,400)	0	(19,400)	0
Total operating expenses	(34,022)	(18,373)	(46,863)	(38,080)
OPERATING LOSS	(31,410)	(18,369)	(42,014)	(38,070)
Finance Income	23	(55)	1,956	574
Finance Expense	(1,357)	(690)	(4,434)	(1,601)
NET LOSS BEFORE TAX	(32,744)	(19,114)	(44,492)	(39,097)
Income tax expense	(54)	(30)	(107)	(51)
NET LOSS FOR THE PERIOD	$ (32,798)	$ (19,144)	$ (44,599)	$ (39,148)
Net loss per share
Basic and Diluted	$ (0.39)	$ (0.25)	$ (0.54)	$ (0.54)
TOTAL OTHER COMPREHENSIVE INCOME / (LOSS)	$ 0	$ 0	$ 0	$ 0
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (32,798)	$ (19,144)	$ (44,599)	$ (39,148)